Inventories	12 Months Ended
Dec. 31, 2021
Inventories Disclosure [abstract]
Inventories
14. Inventories
(USD millions)	2021	2020

Raw material, consumables	870	967

Work in progress	3 160	3 324

Finished products	2 636	2 840

Total inventories	6 666	7 131

The following table shows the amount of inventory recognized as an expense in “Cost of goods sold” in the consolidated income statements from continuing operations:
(USD billions)	2021	2020	2019

Cost of goods sold	-8.8	-8.5	-8.5

The following table shows the recognized amount of inventory provision and reversals of inventory provision recorded in the consolidated income statements from continuing operations:
(USD millions)	2021	2020	2019

Inventory provisions	-573	-702	-752

Reversals of inventory provisions	158	255	218

The reversals mainly result from the release of products initially requiring additional quality control inspections and from the reassessment of inventory values manufactured prior to regulatory approval but for which approval was subsequently received.